ORGANIZATION AND BASIS OF PRESENTATION (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION
Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current year presentation.
Revenue Recognition

Revenue Recognition

Revenue is recognized when all applicable recognition criteria have been met, which generally include: (a) persuasive evidence of an existing arrangement; (b) a fixed or determinable price; (c) delivery has occurred or service has been rendered; and (d) the collectability of the sales price is reasonably assured. For software and technology development contracts where applicable, the Company recognizes revenues on a percentage of completion method based upon several factors including but not limited to: (a) an estimate of total hours and milestones to complete; (b) the total hours completed; (c) the delivery of services rendered; (d) the change in estimates; and (e) the collectability of the contract.

Licensing revenues for intangible assets, including intellectual property such as patents and trademarks, are recognized when all applicable criteria have been met: (a) persuasive evidence of an existing arrangement; (b) a fixed or determinable price; (c) the delivery has occurred or service has been rendered; and (d) the collectability of the sales price is reasonably assured. Licensing revenues are recognized over the term of the contract or, in the case of a perpetual license, revenues are recognized in the period the criteria have been met. In transactions where the Company engages in a non-cash exchange for a license of the Company for the license of the Company’s customer, the Company follows ASC 985-605 and ASC 958-845-10. The licenses received from the Company’s customers are sold, licensed or leased in a different line of business from the Company license delivered to the Company’s customers in the exchange. The fair value of the technology or products exchanged or received is determinable within reasonable limits and used to determine vendor-specific objective evidence with the purpose to enhance product offerings for the sale or license to third parties. The Company uses fair value guidance of the vendor-specific objective evidence of fair value (“VSOE”) under ASC 985-605. The contracts are then evaluted for commercial substance, including that the licenses received by the Company in the exchange are expected, at the time of the exchange, to be deployed and used by the software vendor and the value ascribed to the transaction reasonably reflects such expected use.  For the three months ended March 31, 2014, the Company sold one license for cash of $225,000 and exchanged the same license to three other customers for licenses to their intellectual property. The three licenses exhanged were determined to meet the aforementioned criteria and were each recognized as revenue and intangible assets for $225,000 each for a total of $675,000.

Revenue Recognition

Revenue is recognized when all applicable recognition criteria have been met, which generally include (a) persuasive evidence of an existing arrangement; (b) fixed or determinable price; (c) delivery has occurred or service has been rendered; and (d) collectability of the sales price is reasonably assured. For software and technology development contracts the company recognizes revenues on a percentage of completion method based upon several factors including but not limited to (a) estimate of total hours and milestones to complete; (b) total hours completed; (c) delivery of services rendered; (d) change in estimates; and (e) collectability of the contract.

The Company had two major customers generate 81% and 81% of its revenue in the fiscal years ended December 31, 2013 and 2012.